Cover page Cover page	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2023
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, City or Town	Chandler,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000912093
Entity Address, Address Line One	1445 South Spectrum Blvd, Suite 102